Label	Element	Value
Risk/Return:	dgff_RiskReturn1Abstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP FOUNDATION FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001048133
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 30, 2019
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Delaware Strategic Allocation Fund
Risk/Return:	dgff_RiskReturn1Abstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

DELAWARE GROUP® FOUNDATION FUNDS

Delaware Strategic Allocation Fund (the “Fund”)

Supplement to the current Statutory Prospectus (the “Prospectus”)

and Statement of Additional Information (the “SAI”)

The Board of Trustees (“Trustees” or “Board”) of Delaware Group Foundation Funds (the “Trust”) approved the appointment of Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Global Limited (“MIMGL”), and Macquarie Funds Management Hong Kong Limited (“MFMHKL”) to serve as sub-advisors and provide certain sub-advisory services to the Fund from time to time at the discretion of Delaware Management Company (the “Manager”).

In connection therewith, the following replaces the information in the section of the Fund’s Prospectus entitled “Fund summary — What are the Fund’s principal investment strategies?”:

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), one of the Fund’s sub-advisors, uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund’s net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 60% policy weight (40-70% range)

•US equity asset class: 30% policy weight (10-40% range)

○US large-cap core

○US large-cap growth

○US large-cap value

○US small-cap core

○US small-cap growth

○US small-cap value

•International equity asset class: 22.5% policy weight (10-40% range)

○International value

○International growth

○International small-cap growth

•Global real estate equity asset class: 0% policy weight (0-15% range)

○US real estate

○Global ex-US real estate

•Emerging markets asset class: 7.5% policy weight (0-15% range)

○Emerging markets

○Emerging markets small-cap

○Emerging markets opportunities

•Fixed income asset class: 40% policy weight (30-60% range)

•Diversified fixed income asset class: 40% policy weight (30-60% range)

○Diversified fixed income: 38% policy weight (20-50% range)

○Money market/cash equivalents: 2% policy weight (0-15% range)

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, MIMAK, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Manager may permit its affiliates, MIMGL and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The following information is added into the section of the Fund’s Prospectus entitled “Fund summary — Who manages the Fund?”:

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG

Macquarie Investment Management Europe Limited

Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

The following replaces the information in the section of the Fund's Prospectus entitled "How we manage the Fund — Our principal investment strategies”:

The Fund relies on active asset allocation and invests in a diversified portfolio of securities of different investment classes and styles as it strives to attain its objective(s).

By allocating its investments across several different asset classes and styles, the Fund offers broad diversification while seeking to produce the desired risk-return profile. The potential benefits of such a strategy are threefold:

1. Offering two types of diversification: first, by using multiple investment styles to identify investment opportunities; and, second, by investing in a broadly diversified number of individual securities;

2. Access to the investment expertise of multiple portfolio managers and analysts who focus on each of the underlying investment styles; and

3. A professional portfolio manager who makes asset allocation decisions.

The Manager believes that the Fund is an efficient way to provide active asset allocation services to meet the needs of investors through different stages of their life and their accumulation of wealth. Our active asset allocation strategy begins with an evaluation of three key factors:

•the returns and risks associated with different asset classes;

•the correlation between different asset classes, in other words, their tendency to move up or down together; and

•the evolution of the global opportunity set, in the form of absolute and relative changes in the investable universe over time.

This information is used to determine how much of the Fund will be allocated to each asset class. The Manager then selects the appropriate investment styles for investment. The Manager has identified a select group of investment styles that are appropriate for the allocation strategy of the Fund. Each style is listed below along with its investment strategies:

US large-cap core

In managing the large-cap core investment sleeve (style) for the Fund, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that the Manager believes are the best investments for the Fund. The large-cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, the Manager consider factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on all investments, which often includes reviewing US Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the large-cap core investment sleeve (style), the Manager applies controls to ensure that the sleeve (style) has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the large-cap core investment sleeve (style) does not have any unintended risk exposure. The Manager strives to identify stocks of large companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow. The large-cap core investment sleeve (style) will generally invest primarily in the common stock of companies with market capitalizations of at least $2 billion at the time of purchase.

US mid- and large-cap growth

In managing the mid- and large-cap growth investment sleeve (style) for the Fund, the Manager researches individual companies that it believes have long-term capital appreciation potential and are expected to grow faster than the US economy. The Fund invests primarily in common stocks and, though it has the flexibility to invest in companies of all sizes, the Fund generally focuses on medium- and large-size companies. Using a bottom-up approach, the Manager looks for companies that it believes: (1) have large end-market potential, dominant business models, and strong free cash flow generation; (2) demonstrate operational efficiencies; (3) have planned well for capital allocation; and (4) have governance policies that tend to be favorable to shareholders. There are a number of catalysts that might increase a company’s potential for free cash flow growth. The Manager’s disciplined, research-intensive selection process is designed to identify catalysts such as: (1) management changes; (2) new products; (3) structural changes in the economy; or (4) corporate restructurings and turnaround situations. The Fund maintains a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the Fund if it were to experience a period of slow or declining growth.

US large-cap value

In managing the large-cap value investment sleeve (style) for the Fund, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities that it believes are the best investments for the Fund. The large-cap value investment sleeve (style) invests primarily in securities of large-capitalization companies that it believes have long-term capital appreciation potential. The Manager follows a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as: (1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; (2) favorable earnings prospects and dividend yield potential; (3) the financial condition of the issuer; and (4) various qualitative factors. The Manager may sell a security if it no longer believes the security will contribute to meeting the Fund’s investment objective. In considering whether to sell a security, the Manager may evaluate, among other things, the factors listed above, the condition of the US economy, the condition of non-US economies, and changes in the condition and outlook in the issuer’s industry sector.

US small-cap core

In managing the small-cap core investment sleeve (style) for the Fund, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The Manager strives to identify stocks of small companies that it believes offers above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow. The small-cap core investment sleeve (style) employs a bottom-up security selection process utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on all investments, which often includes reviewing SEC filings, examining financial statements, and meeting with top-level company executives. When constructing the sleeve (style), the Manager applies controls to ensure the sleeve (style) has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the sleeve (style) does not have any unintended risk exposure. From time to time, this sleeve may also invest in convertible securities, futures contracts, options on futures contracts, and warrants.

US small-cap growth

In managing the small-cap growth investment sleeve (style) for the Fund, the Manager seeks to invest primarily in common stocks and generally focuses on small-sized companies that address large market opportunities. The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the sleeve (style). The Manager believes, over the long run, earnings growth determines stock price movements and companies with the strongest gains in profitability should enjoy share performance that exceeds the broad market averages, provided that the earnings are of high quality and likely to continue. To locate these high growth investment opportunities, the Manager utilizes a top-down thematic overlay combined with bottom-up, fundamental research. From a top-down perspective, the Manager seeks to identify, at an early stage, major demand trends that are believed to be creating powerful investment opportunities. Once the trends have been identified, the Manager creates investment themes as a means for organizing research efforts. The Manager studies the industries that fit within its themes to assess the competitive landscape and begins to analyze specific companies. From a bottom-up perspective, the Manager conducts extensive fundamental analysis of the businesses that appear to have a competitively advantaged position within these fast growing industries. At this stage, it is critical for the Manager to understand the nature of competition and develop a model for the type of company that will succeed in the given industry. The Manager seeks companies that have current earnings growth rates that are significantly higher than the overall market.

US small-cap value

In managing the small-cap value investment sleeve (style) for the Fund, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the sleeve (style). The Manager strives to identify small companies that it believes offer above-average opportunities for long-term price appreciation because their current stock prices do not appear to accurately reflect the companies' underlying value or future earnings potential. The Manager's focus will be on value stocks, defined as stocks whose prices are historically low based on a given financial measure such as profit, book value, or cash flow. Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings, or their industry may be in the midst of a period of weak growth. The Manager will carefully evaluate the financial strength of a company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers, or technological breakthroughs. Using this extensive analysis, the Manager's goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future. Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, the portfolio managers maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

International value

In managing the international value investment sleeve (style) for the Fund, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The Manager uses a value strategy, investing primarily in equity securities which provide the potential for capital appreciation. In selecting foreign stocks, the portfolio management team’s philosophy is based on the concept that adversity creates opportunity and that transitory problems can be overcome by well-managed companies. The team uses an approach that combines quantitative, valuation-based screening at the early stages followed by comprehensive company and industry-specific research. The team’s philosophy and process are based on the concept that valuation screens serve solely as a starting point in the creation of a portfolio of undervalued stocks because accounting measures only approximate the intrinsic value of any company. The team’s investment universe segmentation prioritizes its research and its bottom-up contrarian investment style seeks to identify mispriced securities. The international value investment sleeve (style) may purchase securities in any foreign country, developed or emerging. A representative list of the countries where the sleeve may invest includes: Australia, Brazil, Canada, China, Finland, France, Germany, Hong Kong, Italy, Japan, Luxembourg, the Netherlands, Singapore, Spain, Sweden, Switzerland, Taiwan, and the United Kingdom. While this is a representative list, the sleeve may also invest in countries not listed here. The Manager maintains a long-term focus, seeking companies that it believes will perform well over the next three to five years.

International growth

In managing the international growth investment sleeve (style) for the Fund, the Manager seeks to invest primarily in equity securities that provide the potential for capital appreciation. Such an investment approach would commonly be described as a growth strategy. The Manager may purchase securities in any foreign, developed, or emerging country, relying on a combination of top-down and bottom-up analysis of individual companies. Its analysis will generally focus on valuation, growth prospects, capital structure, and industry position, together with economic, political, and regulatory conditions. Alternatively, the Fund may invest in exchange traded instruments which provide exposure to equities fitting the international growth investment style.

International small-cap growth

In managing the international small-cap growth investment sleeve (style) for the Fund, the Manager invests in small capitalization non-US companies with earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and timeliness in terms of positive relative price strength that we believe will offer superior returns over time. The team operates under the following beliefs: fundamental research is the foundation of any investment decision, market participants tend to underestimate the magnitude and/or duration of earnings growth driven by change, and companies undergoing positive sustainable fundamental change will likely exhibit rising relative price strength.

The Manager utilizes screens and fundamental qualitative analysis in its research and security selection process in order to ensure a good alignment/validation of investment research and investment performance. Investment screens are used to help identify stocks with the desired liquidity and growth characteristics that may be undergoing positive fundamental change. The fundamental research focuses on identifying the positive change, the sustainability of the change and the risks related to the investment thesis. The Manager evaluates and compares the market’s growth assumptions to the Manager’s growth assumptions.

The Manager incorporates top-down analysis to govern the magnitude of over and underweights with respect to geographic and sector positioning. The analysis consists of evaluating many factors such as economic momentum, liquidity, market performance, valuations and political risks. The Manager also uses various multi-factor risk management systems to measure, monitor and manage the sleeve’s (style) security-specific and systematic risk exposure. The sleeve invests in non-US companies across the small-cap universe including emerging markets.

Emerging markets

In managing the emerging markets investment sleeve (style) for the Fund, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The Manager invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

Although the Manager invests primarily in companies from countries considered to be emerging, it will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the sleeve. The team believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Manager seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Manager invests in securities of companies with sustainable franchises when they are trading at a discount to the Manager’s intrinsic value estimate for that security. The Manager defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Manager prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy. Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

Emerging markets small-cap

In managing the emerging markets small-cap investment sleeve (style) for the Fund, the Manager invests in small capitalization companies located in or with economic ties to emerging markets with earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and timeliness in terms of positive relative price strength that we believe will offer superior returns over time. The team operates under the following beliefs: fundamental research is the foundation of any investment decision, market participants tend to underestimate the magnitude and/or duration of earnings growth driven by change, and companies undergoing positive sustainable fundamental change will likely exhibit rising relative price strength.

The Manager utilizes screens and fundamental qualitative analysis in its research and security selection process in order to ensure a good alignment/validation of investment research and investment performance. Investment screens are used to help identify stocks with the desired liquidity and growth characteristics that may be undergoing positive fundamental change. The fundamental research focuses on identifying the positive change, the sustainability of the change and the risks related to the investment thesis. The Manager evaluates and compares the market’s growth assumptions to the Manager’s growth assumptions.

The Manager incorporates top-down analysis to govern the magnitude of over and underweights with respect to geographic and sector positioning. The analysis consists of evaluating many factors such as economic momentum, liquidity, market performance, valuations and political risks. The Manager also uses various multi-factor risk management systems to measure, monitor and manage the sleeve’s (style) security-specific and systematic risk exposure.

Emerging markets opportunities

In managing the emerging markets opportunities sleeve (style) for the Fund, the Manager invests in companies located in or with economic ties to emerging markets with earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and timeliness in terms of positive relative price strength that we believe will offer superior returns over time. The team operates under the following beliefs: fundamental research is the foundation of any investment decision, market participants tend to underestimate the magnitude and/or duration of earnings growth driven by change, and companies undergoing positive sustainable fundamental change will likely exhibit rising relative price strength.

The Manager utilizes screens and fundamental qualitative analysis in its research and security selection process in order to ensure a good alignment/validation of investment research and investment performance. Investment screens are used to help identify stocks with the desired liquidity and growth characteristics that may be undergoing positive fundamental change. The fundamental research focuses on identifying the positive change, the sustainability of the change and the risks related to the investment thesis. The Manager evaluates and compares the market’s growth assumptions to the Manager’s growth assumptions.

The Manager incorporates top-down analysis to govern the magnitude of over and underweights with respect to geographic and sector positioning. The analysis consists of evaluating many factors such as economic momentum, liquidity, market performance, valuations and political risks. The Manager also uses various multi-factor risk management systems to measure, monitor and manage the sleeve’s (style) security-specific and systematic risk exposure.

Global real estate securities

In managing the global real estate securities investment sleeve (style) for the Fund, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The Manager invests in securities issued by US and non-US companies in the real estate and real estate-related sectors. A company in the real estate sector (such as a real estate operating or service company) generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. The Manager will allocate the assets among companies in various regions and countries throughout the world, including the US and developed, developing, and emerging market non-US countries. Therefore, the Fund may at times have a significant investment in real estate companies organized or located outside the US. Conversely, under certain market conditions, the Manager may shift more of the investments to US companies. The Fund may invest in securities issued in any currency and may hold foreign currency.

The Manager’s investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, the Manager considers each region’s economy, including current economic conditions, interest rates, job growth, and capital flows. The Manager’s bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis include supply/demand, vacancy rates, and rental growth in a particular market. This market-by-market research is coupled with an overview of a company’s financials, cash flow, dividend growth rates, and management strategy. In addition, the Manager considers selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how it views a security’s fundamentals.

Diversified fixed income

In selecting fixed income securities for the Fund, the Manager takes a disciplined approach to investing, combining investment strategies and risk management techniques that it believes can help shareholders meet their goals. The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Fund. The fixed income investment sleeve (style) allocates its investments principally among the US investment grade, US high yield, international developed markets, and emerging markets sectors.

In managing the assets allocated to the investment grade sector, the Manager will invest principally in debt obligations issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of US companies. The US government securities in which the Manager may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities which have been established or sponsored by the US government. The investment grade sector of the assets may also be invested in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, or by government-sponsored corporations.

Other mortgage-backed securities in which the Fund may invest are issued by certain private, nongovernment entities. The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases.

In managing the assets allocated to the US high yield sector, the Fund will invest the assets that are allocated to the domestic high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Manager may invest in domestic corporate debt obligations, including notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock, attached debentures, convertible debentures, zero coupon bonds, and pay-in-kind securities. The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in this sector will generally be rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.

In managing the assets allocated to the international developed markets sector, the Manager invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international developed markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The international developed markets sector will be subject to certain risks, including, but not limited to, the risk that securities within this sector may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

In managing the assets allocated to emerging markets sector, the Manager may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. As with the international sector, the fixed income securities in the emerging markets sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging markets debt is subject to specific risks, particularly those that result from emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets.

Once the Manager selects appropriate investments for the Fund, it continually monitors the market and economic environments and the risk-reward profiles of each asset class. The Manager actively adjusts the Fund, striving to meet its investment objective(s).

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Manager may permit its affiliates, MIMGL and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s investment objectives are nonfundamental. This means that the Fund’s Board of Trustees (Board) may change an objective without obtaining shareholder approval. If an objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

The following information replaces the section of the Fund’s Prospectus entitled “Who manages the Fund — Investment manager — Sub-advisors”:

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is located at Kaerntner Strasse 28, 1010 Vienna, Austria. MIMAK is the sub-advisor responsible for determining the asset allocation for the Fund. MIMAK is an affiliate of the Manager and a part of Macquarie Investment Management (MIM). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of March 31, 2019, MIM managed more than $246.4 billion in assets for institutional and individual clients. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio. As of June 30, 2019, MIMAK manages a total of $4.13 billion in assets, including institutional separate accounts and other investment vehicles. Although MIMAK serves as a sub-advisor, the Manager has ultimate responsibility for all investment advisory services. In addition, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.  The Manager has entered into a separate sub-advisory agreement with MIMAK and compensates MIMAK out of the investment advisory fees it receives from the Fund.

A discussion of the basis for the Board’s approval of the Fund’s sub-advisory contract with MIMAK is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2019.

Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, CA 94111, is the sub-advisor to the Fund’s large cap growth investment sleeve. JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of the Manager, and California Street Partners, LP, a Delaware limited partnership owned by certain JSP personnel. As of March 31, 2019, JSP manages a total of $20.5 billion in assets, including mutual funds, separate accounts, and other investment vehicles, of which approximately $1.6 billion are non-discretionary assets under advisement. Although JSP serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager has entered into a separate sub-advisory agreement with JSP and compensates JSP out of the investment advisory fees it receives from the Fund.

A discussion of the basis for the Board’s approval of the Fund’s sub-advisory contract with JSP is available in the Fund’s semiannual report to shareholders for the period ended Sept. 30, 2018.

Macquarie Investment Management Global Limited, (MIMGL), is located at 50 Martin Place, Sydney, Australia. MIMGL is an affiliate of the Manager and a part of MIM. As of March 31, 2019, MIMGL managed more than $123.17 million in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice, quantitative support, and recommendations from MIMGL and the Manager may also permit MIMGL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMGL’s specialized market knowledge.

Macquarie Investment Management Europe Limited, (MIMEL), is located at 28 Ropemaker Street, London, England. MIMEL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

Macquarie Funds Management Hong Kong Limited (MFMHKL), located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong. MFMHKL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit MFMHKL to execute Fund security trades on behalf of the Manager.

The following information is added after the section of the SAI entitled “Investment Manager and Other Service Providers — Investment Manager — Sub-Advisors”:

The Manager has also entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Funds Management Hong Kong Limited, each of which is an affiliate of the Manager (together with MIMAK, the “Affiliated Sub-Advisors”). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated July 30, 2019

Strategy Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative Text Block	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), one of the Fund’s sub-advisors, uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund’s net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 60% policy weight (40-70% range)

•US equity asset class: 30% policy weight (10-40% range)

○US large-cap core

○US large-cap growth

○US large-cap value

○US small-cap core

○US small-cap growth

○US small-cap value

•International equity asset class: 22.5% policy weight (10-40% range)

○International value

○International growth

○International small-cap growth

•Global real estate equity asset class: 0% policy weight (0-15% range)

○US real estate

○Global ex-US real estate

•Emerging markets asset class: 7.5% policy weight (0-15% range)

○Emerging markets

○Emerging markets small-cap

○Emerging markets opportunities

•Fixed income asset class: 40% policy weight (30-60% range)

•Diversified fixed income asset class: 40% policy weight (30-60% range)

○Diversified fixed income: 38% policy weight (20-50% range)

○Money market/cash equivalents: 2% policy weight (0-15% range)

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, MIMAK, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Manager may permit its affiliates, MIMGL and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles.
Delaware Strategic Allocation Fund | Class A
Risk/Return:	dgff_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DFBAX
Delaware Strategic Allocation Fund | Class C
Risk/Return:	dgff_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DFBCX
Delaware Strategic Allocation Fund | Class R
Risk/Return:	dgff_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DFBRX
Delaware Strategic Allocation Fund | Institutional Class
Risk/Return:	dgff_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DFFIX